Cash and Cash Equivalents and Restricted Cash (Details) $ in Thousands	Jun. 30, 2024 USD ($) FinancialInstitution	Dec. 31, 2023 USD ($) FinancialInstitution	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	$ 32,674	$ 19,378
Restricted cash	50	50
Restricted cash, non-current	5,500	5,500
Cash and cash equivalents and restricted cash	38,224	24,928	$ 22,452	$ 32,477
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 9,000	$ 9,600
Piraeus Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,000	2,000
October 2022 Danish Ship Finance Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	2,000	2,000
August 2021 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
June 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	500	500
December 2022 Alpha Bank Loan Facility [Member]
Cash and Cash Equivalents and Restricted Cash [Abstract]
Minimum liquidity requirements per Loan Facility	$ 500	$ 500